Note 25 - Revenue (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Contract with Customer, Asset, after Allowance for Credit Loss	$ 156,802	$ 103,080
Contract with Customer, Asset, after Allowance for Credit Loss, Current	134,402	83,389
Contract with Customer, Liability, Current	63,459	45,293
Contract with Customer, Liability, Revenue Recognized	43,865	23,446
Capital Markets [Member]
Revenue Not from Contract with Customer	32,345	42,304
Other Revenue [Member]
Revenue Not from Contract with Customer	$ 48,007	$ 44,549